Commitments	3 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 17 - Commitments

As of March 31, 2020, the Company's significant commitments with unrelated parties and contingency are summarized as follows:

Yihe Culture Media Agreement: On June 20, 2018, the Company entered into a Cooperation Framework Agreement with Shenzhen Yihe Culture Media Co., Ltd. ("Yihe"), the authorized agent of Guangdong Tengnan Internet, pursuant to which Yihe will promote the development of strategic cooperation between the Company and Guangdong Tengnan Internet. Specifically, Yihe agreed to assist the Company with public relations and advertising, such as market and brand promotion, as well as brand recognition in China (excluding Hong Kong, Macao and Taiwan), including but not limited to news dissemination, creative planning and support of campaigns, financial public relations and internet advertising. More specifically, Yihe will help the Company develop a working application of the WeChat Pay payment solution as well as WeChat applets applicable for Chinese users and relating to cell phone and WiFi connectivity on airplanes, and Yihe will assist the Company in integrating other Tencent internet-based original product offerings. As compensation, the Company agreed to pay Yihe RMB 8 million (approximately US$1.2 million), with RMB 2,000,000 (approximately US$309,000) paid on June 29, 2018 and the remaining RMB 6,000,000 (approximately US$927,000) to be paid by August 15, 2018. On July 19, 2019, Yihe and the Company agreed to extend the expiration date of the agreement to June 20, 2022. The Company had paid the remaining RMB 6,000,000 on August 12, 2019.

Airbus SAS Agreement: On November 30, 2018, in furtherance of a memorandum of understanding signed in March 2018, the Company entered into an agreement with Airbus SAS ("Airbus"), pursuant to which Airbus will develop and certify a complete solution allowing the installation of our "AERKOMM K++" system on Airbus' single aisle aircraft family including the Airbus A319/320/321, for both Current Engine Option (CEO) and New Engine Option (NEO) models. Airbus will also apply for and obtain on our behalf a Supplemental Type Certificate (STC) from the European Aviation Safety Agency, or EASA, as well as from the U.S. Federal Aviation Administration or FAA, for the retrofit system. It is anticipated that the Bilateral Aviation Safety Agreement between EASA and the Civil Aviation Administration of China, or CAAC, will be finalized and go into effect in 2019. Pursuant to the terms of our Airbus agreement, The Company agreed to pay the service fees that Airbus provides the Company with the retrofit solution which will include the Service Bulletin and the material kits including the update of technical and operating manuals pertaining to the aircraft and provision of aircraft configuration control. The timeframe for the completion and testing of this retrofit solution, including the certification, is approximately 16 months from the purchase order issued in August 2018, although there is no guarantee that the project will be successfully completed in the projected timeframe.

Hong Kong Airlines Agreement: On January 30, 2020, Aircom signed an agreement with Hong Kong Airlines Ltd. (HKA) to provide to Hong Kong Airlines both of its Aerkomm AirCinema and AERKOMM K++ IFEC solutions. Under the terms of this new agreement, Aircom will provide HKA its Ka-band AERKOMM K++ IFEC system and its AERKOMM AirCinema system. HKA will become the first commercial airliner launch customer for Aircom.

Yuan Jiu Inc. MOU: On March 20, 2020, Aircom signed a non-binding memorandum of understanding (MOU) with Yuan Jiu Inc. (Yuan Jiu), a Taiwanese company, to form a partnership to pool together their resources in developing and manufacturing certain necessary equipment for Aerkomm IFEC systems. Under this MOU, Yuan Jiu will supply capital to fund the development and purchase of AERKOMM K++, AirCinema and/or AirCinema Cube equipment for installation on aircraft of Aircom's airline customers. In return, Aircom will share the profits from services provided through such equipment. Aircom and Yuan Jiu will work together to finalize the detailed terms and conditions for the proposed business endeavor.